PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
Prepayments
Prepaid insurance premiums	$14	$497
Other prepayments	50	202
Deductible value-added tax input	23	17
	$87	$716